Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUES	$ 18,105	$ 17,059	$ 34,964	$ 33,887
COST OF REVENUES	(6,966)	(6,224)	(13,338)	(12,470)
GROSS PROFIT	11,139	10,835	21,626	21,417
OPERATING EXPENSES:
Research and development expenses	(10,076)	(10,198)	(20,370)	(20,788)
Sales and marketing expenses	(5,011)	(5,166)	(10,407)	(10,773)
General and administrative expenses	(3,998)	(3,697)	(8,015)	(7,364)
Change in earnout liability		837	282	663
TOTAL OPERATING EXPENSES	(19,085)	(18,224)	(38,510)	(38,262)
OPERATING LOSS	(7,946)	(7,389)	(16,884)	(16,845)
FINANCIAL INCOME (EXPENSES), NET	(79)	225	594	1,463
LOSS BEFORE INCOME TAXES	(8,025)	(7,164)	(16,290)	(15,382)
INCOME TAXES	(29)	(21)	(56)	(114)
LOSS AFTER INCOME TAXES	(8,054)	(7,185)	(16,346)	(15,496)
Equity in earnings of investee	2	1	4	4
NET LOSS	$ (8,052)	$ (7,184)	$ (16,342)	$ (15,492)
Basic net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.07)	$ (0.15)	$ (0.15)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.07)	$ (0.15)	$ (0.15)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share (in Shares)	107,236,802	103,551,779	106,142,089	104,403,869
Other comprehensive income (loss):
Change in unrealized gain (loss) on cash flow hedges	$ 352	$ 1,276	$ (12)	$ 734
TOTAL COMPREHENSIVE LOSS	$ (7,700)	$ (5,908)	$ (16,354)	$ (14,758)